Basis of Presentation and Separation Basis of Presentation (Detail) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2017
Selling, General and Administrative Expenses [Member]
Basis Of Presentation And Organization [Line Items]
Prior Period Reclassification Adjustment		$ 11.0	$ 32.1
Other Noncurrent Liabilities [Member]
Basis Of Presentation And Organization [Line Items]
Prior Period Reclassification Adjustment	$ 3.7